INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accruals and reserves	$ 1,410	$ 1,811
Net operating loss carryforwards	52,856	30,814
Section 163(j) interest carryforward	398	11,281
Stock options	538	1,183
Lease liabilities	111	158
Total deferred tax asset before valuation allowance	55,313	45,247
Valuation allowance	(44,805)	(44,495)
Deferred tax asset - net of valuation allowance	10,508	752
Deferred tax liabilities:
Depreciation and amortization	(10,411)	(144)
Right-of-use assets	(97)	(608)
Total deferred tax liabilities	(10,508)	(752)
Net deferred tax asset (liability)	$ 0	$ 0